Cover	Oct. 16, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 16, 2026
Entity File Number	1-38005
Entity Registrant Name	Kimbell Royalty Partners, LP
Entity Central Index Key	0001657788
Entity Tax Identification Number	47-5505475
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	777 Taylor Street
Entity Address, Address Line Two	Suite 810
Entity Address, City or Town	Fort Worth
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76102
City Area Code	817
Local Phone Number	945-9700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Units Representing Limited Partnership Interests
Trading Symbol	KRP
Security Exchange Name	NYSE
Entity Emerging Growth Company	false